UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:  ___  Amendment Number:      ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name: Churchill Management Corporation
Address:    5900 Wilshire Blvd., Suite 600
            Los Angeles, CA  90036

Form 13F File Number:   28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Eileen Holmes
Title:      Senior Vice President
Phone:      323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                             Los Angeles, CA      January 20, 2009
            [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         37

Form 13F Information Table Value Total:         $ 57,437 (X1000)


List of Other Included Managers:

NONE
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
NAME OF ISSUER                   TITLE CUSIP          VALUE X1000     SHARES                 INV.     OTHER VOTING AUTH
                                 OF                                                          DISC.    MGR
                                 CLASS
                                                                                                                SOLE
ABBOTT LABORATORIES              COM     002824100             203     3809.704 SH           Sole                3809.704
AFLAC INC COM                    COM     001055102             836        18228 SH           Sole                   18228
AMERICA MOVIL S.A.B. DE C.V.     COM     02364W105             438        14125 SH           Sole                   14125
AMERICAN INTERNATIONAL GROUP I   COM     026874107              57        36520 SH           Sole                   36520
BERKSHIRE HATHAWAY INC CL B      COM     084670207             752          234 SH           Sole                     234
BLACKROCK CA INS MUN COM         COM     092484104             132        13334 SH           Sole                   13334
CENTRAL PAC FINL CORP COM        COM     154760102             623     62077.36 SH           Sole                62077.36
CHEVRON CORPORATION              COM     166764100             432     5840.949 SH           Sole                5840.949
EXXON MOBIL CORP                 COM     30231G102             738     9244.968 SH           Sole                9244.968
FUTURE NOW GROUP INC COM         COM     361157100               3        74000 SH           Sole                   74000
GARDA WORLD SECURITY CORP CAN    COM     36485M109              12        10000 SH           Sole                   10000
GENERAL ELECTRIC CO              COM     369604103             229        14126 SH           Sole                   14126
GOLDEN STAR RES LTD COM          COM     38119t104              20        20000 SH           Sole                   20000
HEALTH CARE SELECT SECT SPDR     COM     81369Y209            3248       122352 SH           Sole                  122352
ISHARES TR RUSL 2000 GROW        COM     464287648            1185        23303 SH           Sole                   23303
ISHARES TR RUSL 2000 VALU        COM     464287630            1257        25561 SH           Sole                   25561
ISHARES TR RUSSELL MCP VL        COM     464287473            1175        41327 SH           Sole                   41327
ISHARES TR S&P500/BAR GRW        COM     464287309           18643       414926 SH           Sole                  414926
ISHARES TRUST RUSSELL 2000 IND   COM     464287655            1219        24762 SH           Sole                   24762
JOHNSON & JOHNSON                COM     478160104             472     7894.255 SH           Sole                7894.255
KODIAK OIL & GAS CORP COM        COM     50015Q100               4        12500 SH           Sole                   12500
MALAGA FINL CORP COM             COM     561046103             268        32535 SH           Sole                   32535
MICROSOFT CORP                   COM     594918104             266     13658.74 SH           Sole                13658.74
NUVEEN INSD CALIF DIV COM        COM     67071M104             137        13334 SH           Sole                   13334
PACIFIC CONTINENTAL CORP         COM     69412V108             178        11864 SH           Sole                   11864
POWERSHARES QQQ TRUST            COM     73935a104            1500        50427 SH           Sole                   50427
PROCTER & GAMBLE CO              COM     742718109             413     6673.106 SH           Sole                6673.106
SCHMITT INDS INC ORE COM NEW     COM     806870200             273        70009 SH           Sole                   70009
SECTOR SPDR TR SBI INT-ENERGY    COM     81369Y506            2946     61674.11 SH           Sole                61674.11
SELECT SECTOR SPDR TR SBI CONS   COM     81369Y308            3477       145649 SH           Sole                  145649
SELECT SECTOR SPDR TR SBI INT-   COM     81369Y886            1948        67113 SH           Sole                   67113
SHIP FINANCE INTL LTD SHS        COM     G81075106             248        22400 SH           Sole                   22400
STANDARD & POORS DEPOSITARY RE   COM     78462f103           11745     130148.5 SH           Sole                130148.5
VANGUARD INDEX TR STK MRK VIPE   COM     922908769            1347        30100 SH           Sole                   30100
WAL MART STORES INC COM          COM     931142103             306     5452.418 SH           Sole                5452.418
WELLS FARGO & CO                 COM     949746101             512        17358 SH           Sole                   17358
YAHOO INC                        COM     984332106             196        16100 SH           Sole                   16100




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